UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY


Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               MARK S. HOWARD
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   JULY 31

Date of Reporting Period:  OCTOBER 31, 2008



ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED OCTOBER 31, 2008

[LOGO OF USAA]
   USAA(R)


 ==========================================

     PORTFOLIO OF INVESTMENTS
     1ST QUARTER
     USAA CAPITAL GROWTH FUND
     OCTOBER 31, 2008

 ==========================================



                                                                      (Form N-Q)
48453-1208                                  (C)2008, USAA.  All rights reserved.

================================================================================
PORTFOLIO OF INVESTMENTS


USAA CAPITAL GROWTH FUND
October 31, 2008 (unaudited)


                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------

               EQUITY SECURITIES (97.8%)

               COMMON STOCKS (95.2%)

               CONSUMER DISCRETIONARY (9.4%)
               -----------------------------
               ADVERTISING (0.3%)
       241,300 WPP Group plc (a)                                  $       1,458
                                                                ---------------
               APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
        29,400 Compagnie Financiere Richemont S.A. (a)                      625
        37,164 Polo Ralph Lauren Corp.                                    1,753
                                                                ---------------
                                                                          2,378
                                                                ---------------
               APPAREL RETAIL (1.1%)
        65,700 Aeropostale, Inc. *                                        1,590
       145,800 Gap, Inc.                                                  1,887
        85,100 Ross Stores, Inc.                                          2,782
                                                                ---------------
                                                                          6,259
                                                                ---------------
               AUTO PARTS & EQUIPMENT (0.2%)
        21,690 Hyundai Mobis (a)                                          1,266
                                                                ---------------
               AUTOMOBILE MANUFACTURERS (0.2%)
       279,000 Fuji Heavy Industries Ltd. (a)                               972
                                                                ---------------
               AUTOMOTIVE RETAIL (0.3%)
        57,200 Advance Auto Parts, Inc.                                   1,785
                                                                ---------------
               BROADCASTING (0.6%)
       115,800 Cablevision Systems Corp. "A"                              2,053
        74,400 DISH Network Corp. "A" *                                   1,171
                                                                ---------------
                                                                          3,224
                                                                ---------------
               CABLE & SATELLITE (1.0%)
       188,100 DIRECTV Group, Inc. *                                      4,118
        91,557 SES (a)                                                    1,646
                                                                ---------------
                                                                          5,764
                                                                ---------------
               CASINOS & GAMING (0.3%)
        80,590 OPAP S.A. (a)                                              1,766
                                                                ---------------
               COMPUTER & ELECTRONICS RETAIL (0.3%)
       131,200 RadioShack Corp.                                           1,661
                                                                ---------------
               CONSUMER ELECTRONICS (0.5%)
        38,690 LG Electronics, Inc. (a)                                   2,861
                                                                ---------------
               FOOTWEAR (0.6%)
        62,400 NIKE, Inc. "B"                                             3,596
                                                                ---------------
               GENERAL MERCHANDISE STORES (1.3%)
       106,100 Big Lots, Inc. *                                           2,592
        46,300 Dollar Tree, Inc. *                                        1,760
================================================================================
1  |  USAA CAPITAL GROWTH FUND

================================================================================

                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------
       109,100 Family Dollar Stores, Inc.                         $       2,936
                                                                ---------------
                                                                          7,288
                                                                ---------------
               HOMEBUILDING (0.3%)
        72,700 Toll Brothers, Inc. *                                      1,681
                                                                ---------------
               PUBLISHING (0.7%)
       246,500 Reed Elsevier plc (a)                                      2,165
        84,200 Wolters Kluwer N.V. (a)                                    1,492
                                                                ---------------
                                                                          3,657
                                                                ---------------
               RESTAURANTS (1.3%)
       473,600 Compass Group plc (a)                                      2,215
        92,900 McDonald's Corp.                                           5,382
                                                                ---------------
                                                                          7,597
                                                                ---------------
               Total Consumer Discretionary                              53,213
                                                                ---------------

               CONSUMER STAPLES (10.3%)
               ------------------------
               FOOD RETAIL (1.9%)
       245,350 Jeronimo Martins SGPS S.A. (a)                             1,263
       396,700 Koninklijke Ahold  N.V. (a)                                4,255
       125,600 Kroger Co.                                                 3,449
        83,700 Safeway, Inc.                                              1,780
                                                                ---------------
                                                                         10,747
                                                                ---------------
               HOUSEHOLD PRODUCTS (0.6%)
        48,800 Procter & Gamble Co.                                       3,150
                                                                ---------------
               HYPERMARKETS & SUPER CENTERS (2.7%)
        45,600 BJ's Wholesale Club, Inc. *                                1,605
        89,600 Carrefour S.A. (a)                                         3,787
       180,976 Wal-Mart Stores, Inc.                                     10,100
                                                                ---------------
                                                                         15,492
                                                                ---------------
               PACKAGED FOODS & MEAT (1.7%)
        63,100 Kerry Group plc, Class A (a)                               1,408
       101,100 Nestle S.A. (a)                                            3,941
        34,720 Ralcorp Holdings, Inc. *                                   2,350
       166,700 Sara Lee Corp.                                             1,863
                                                                ---------------
                                                                          9,562
                                                                ---------------
               PERSONAL PRODUCTS (0.6%)
        90,300 Avon Products, Inc.                                        2,242
        48,000 Herbalife Ltd.                                             1,173
                                                                ---------------
                                                                          3,415
                                                                ---------------
               SOFT DRINKS (0.6%)
       149,500 Pepsi Bottling Group, Inc.                                 3,456
                                                                ---------------
               TOBACCO (2.2%)
       351,130 Altria Group, Inc.                                         6,738
       212,161 British America Tobacco plc (a)                            5,827
                                                                ---------------
                                                                         12,565
                                                                ---------------
               Total Consumer Staples                                    58,387
                                                                ---------------

               ENERGY (11.4%)
               --------------
               INTEGRATED OIL & GAS (10.5%)
       310,100 BG Group plc (a)                                           4,562
       965,200 BP plc (a)                                                 7,976
        44,528 Chevron Corp.                                              3,322
        54,000 ConocoPhillips                                             2,809
       177,900 ENI S.p.A. (a)                                             4,239
       183,200 Exxon Mobil Corp.                                         13,579
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  2

================================================================================

                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------
       215,850 OAO Gazprom ADR (a)                                $       4,356
       106,300 Occidental Petroleum Corp.                                 5,904
        41,300 OMV AG (a)                                                 1,328
     2,022,000 PetroChina Co. Ltd. "H" (a)                                1,576
       113,500 Repsol YPF S.A. (a)                                        2,164
        89,200 Royal Dutch Shell plc "A" *                                2,458
        95,800 Total S.A. (a)                                             5,262
                                                                ---------------
                                                                         59,535
                                                                ---------------
               OIL & GAS DRILLING (0.2%)
        31,500 ENSCO International, Inc.                                  1,197
                                                                ---------------
               OIL & GAS EXPLORATION & PRODUCTION (0.7%)
        32,900 Apache Corp.                                               2,709
        48,500 Canadian Oil Sands Trust                                   1,301
                                                                ---------------
                                                                          4,010
                                                                ---------------
               Total Energy                                              64,742
                                                                ---------------

               FINANCIALS (20.5%)
               ------------------
               ASSET MANAGEMENT & CUSTODY BANKS (0.3%)
        29,600 Northern Trust Corp.                                       1,667
                                                                ---------------
               DIVERSIFIED BANKS (8.4%)
       183,537 Alpha Bank A.E. (a)                                        2,708
       755,200 Banca Intesa S.p.A. (a)                                    2,764
       305,000 Banco Bilbao Vizcaya Argentaria S.A. (a)                   3,541
       553,200 Banco Santander S.A. (a)                                   5,984
        69,100 Bank of Nova Scotia                                        2,304
        71,900 BNP Paribas S.A. (a)                                       5,219
       690,500 HSBC Holdings plc (a)                                      8,335
     4,075,000 Industrial and Commercial Bank of China Ltd. "H" (a)       1,896
        91,373 National Bank of Greece S.A. (a)                           2,035
        81,650 Royal Bank of Canada                                       3,173
        81,850 Shinhan Financial Group Co. Ltd. (a)                       2,058
        70,800 Societe Generale (a)                                       3,887
        79,544 St. George Bank Ltd.                                       1,485
       125,000 United Overseas Bank Ltd. (a)                              1,113
        78,050 Westpac Banking Corp. (a)                                  1,076
                                                                ---------------
                                                                         47,578
                                                                ---------------
               INSURANCE BROKERS (0.5%)
        91,900 Marsh & McLennan Companies, Inc.                           2,694
                                                                ---------------
               INVESTMENT BANKING & BROKERAGE (0.2%)
        10,100 Goldman Sachs Group, Inc.                                    934
         4,024 Reinet Investments S.C.A. *                                   42
                                                                ---------------
                                                                            976
                                                                ---------------
               LIFE & HEALTH INSURANCE (1.8%)
        50,900 AFLAC, Inc.                                                2,254
        89,800 Manulife Financial Corp.                                   1,797
        64,000 Power Corp. of Canada                                      1,677
       473,000 Standard Life plc (a)                                      1,820
        27,700 T& D Holdings, Inc. (a)                                    1,065
        96,620 Unum Group                                                 1,522
                                                                ---------------
                                                                         10,135
                                                                ---------------
               MULTI-LINE INSURANCE (2.9%)
       150,000 Assicurazioni Generali S.p.A. (a)                          3,781
        38,000 Assurant, Inc.                                               968
        78,600 AXA S.A. (a)                                               1,515
       648,226 Mapfre S.A. (a)                                            2,062
     1,113,200 Royal & Sun Alliance Insurance Group (a)                   2,479
================================================================================
3  |  USAA CAPITAL GROWTH FUND

================================================================================

                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------
        27,900 Zurich Financial Services AG (a)                   $       5,643
                                                                ---------------
                                                                         16,448
                                                                ---------------
               MULTI-SECTOR HOLDINGS (0.6%)
        91,600 Jardine Matheson Holdings Ltd. (a)                         2,171
        15,100 Pargesa Holding S.A. (a)                                   1,178
                                                                ---------------
                                                                          3,349
                                                                ---------------
               OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
        66,500 Bank of America Corp.                                      1,607
       147,038 JPMorgan Chase & Co.                                       6,066
        83,350 Toronto-Dominion Bank                                      3,936
                                                                ---------------
                                                                         11,609
                                                                ---------------
               PROPERTY & CASUALTY INSURANCE (1.9%)
        65,900 ACE Ltd.                                                   3,780
        64,150 Chubb Corp.                                                3,324
        37,600 Millea Holdings, Inc. (a)                                  1,173
        56,700 Travelers Companies, Inc.                                  2,413
                                                                ---------------
                                                                         10,690
                                                                ---------------
               REGIONAL BANKS (0.4%)
        48,700 Bank of Hawaii Corp.                                       2,469
                                                                ---------------
               REINSURANCE (0.5%)
        12,250 Muenchener Rueckversicherungs-Gesellschaft AG (a)          1,603
        32,100 Reinsurance Group of America, Inc. "A"                     1,198
                                                                ---------------
                                                                          2,801
                                                                ---------------
               REITS - SPECIALIZED (0.3%)
        19,100 Public Storage                                             1,557
                                                                ---------------
               SPECIALIZED FINANCE (0.3%)
        56,000 NASDAQ OMX Group, Inc. *                                   1,818
                                                                ---------------
               THRIFTS & MORTGAGE FINANCE (0.4%)
       110,400 Hudson City Bancorp, Inc.                                  2,077
                                                                ---------------
               Total Financials                                         115,868
                                                                ---------------

               HEALTH CARE (10.2%)
               -------------------
               BIOTECHNOLOGY (0.8%)
       174,500 CSL Ltd. (a)                                               4,253
                                                                ---------------
               HEALTH CARE DISTRIBUTORS (0.4%)
        61,400 McKesson Corp.                                             2,259
                                                                ---------------
               HEALTH CARE EQUIPMENT (1.5%)
       136,700 Medtronic, Inc.                                            5,513
        41,400 ResMed, Inc. *                                             1,418
        36,500 Varian Medical Systems, Inc. *                             1,661
                                                                ---------------
                                                                          8,592
                                                                ---------------
               HEALTH CARE SERVICES (0.5%)
        25,300 Express Scripts, Inc. *                                    1,533
       159,950 Sonic Healthcare Ltd. (a)                                  1,461
                                                                ---------------
                                                                          2,994
                                                                ---------------
               LIFE SCIENCES TOOLS & SERVICES (0.5%)
       100,300 Invitrogen Corp. *                                         2,888
                                                                ---------------
               MANAGED HEALTH CARE (1.1%)
        69,900 Aetna, Inc.                                                1,738
       133,100 CIGNA Corp.                                                2,170
        76,850 Humana, Inc. *                                             2,274
                                                                ---------------
                                                                          6,182
                                                                ---------------
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  4

================================================================================

                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------
               PHARMACEUTICALS (5.4%)
       178,500 AstraZeneca plc (a)                                $       7,589
       119,000 Bristol-Myers Squibb Co.                                   2,445
       170,400 Eli Lilly and Co.                                          5,763
       109,800 Forest Laboratories, Inc. *                                2,551
       167,300 Novartis AG (a)                                            8,464
       207,800 Pfizer, Inc.                                               3,680
                                                                ---------------
                                                                         30,492
                                                                ---------------
               Total Health Care                                         57,660
                                                                ---------------

               INDUSTRIALS (9.3%)
               ------------------
               AEROSPACE & DEFENSE (1.4%)
       445,800 BAE Systems plc (a)                                        2,505
       856,000 Bombardier, Inc.                                           3,302
        98,773 European Aeronautic Defense and Space Co. N.V. (a)         1,644
         8,200 Raytheon Co.                                                 419
                                                                ---------------
                                                                          7,870
                                                                ---------------
               CONSTRUCTION & ENGINEERING (0.6%)
       296,700 Balfour Beatty plc (a)                                     1,190
        30,000 Fluor Corp.                                                1,198
        39,600 Koninklijke Boskalis Westminster N.V. (a)                  1,307
                                                                ---------------
                                                                          3,695
                                                                ---------------
               CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (1.3%)
        58,500 AGCO Corp. *                                               1,844
        62,400 Bucyrus International, Inc.                                1,506
        53,400 Cummins, Inc.                                              1,380
        80,800 Navistar International Corp. *                             2,434
                                                                ---------------
                                                                          7,164
                                                                ---------------
               DIVERSIFIED SUPPORT SERVICES (0.1%)
        90,900 Aggreko plc (a)                                              634
                                                                ---------------
               ELECTRICAL COMPONENTS & EQUIPMENT (0.2%)
       114,200 GrafTech International Ltd. *                                926
                                                                ---------------
               INDUSTRIAL CONGLOMERATES (1.4%)
       183,962 Murray & Roberts Holdings Ltd. (a)                         1,255
       113,100 Siemens AG (a)                                             6,767
                                                                ---------------
                                                                          8,022
                                                                ---------------
               INDUSTRIAL MACHINERY (0.4%)
        41,100 Flowserve Corp.                                            2,339
                                                                ---------------
               RAILROADS (1.6%)
        69,100 Norfolk Southern Corp.                                     4,142
        74,800 Union Pacific Corp.                                        4,994
                                                                ---------------
                                                                          9,136
                                                                ---------------
               SECURITY & ALARM SERVICES (0.5%)
        25,600 Brink's Co.                                                1,241
       155,800 Securitas AB "B" (a)                                       1,500
                                                                ---------------
                                                                          2,741
                                                                ---------------
               TRADING COMPANIES & DISTRIBUTORS (1.6%)
       469,000 Marubeni Corp. (a)                                         1,859
       185,500 Mitsubishi Corp. (a)                                       3,079
       234,000 Mitsui & Co. Ltd. (a)                                      2,250
       181,000 Sumitomo Corp. (a)                                         1,623
                                                                ---------------
                                                                          8,811
                                                                ---------------
               TRUCKING (0.2%)
       347,200 Stagecoach Group plc (a)                                   1,035
                                                                ---------------
================================================================================
5 |USAA CAPITAL GROWTH FUND

================================================================================

                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------
               Total Industrials                                         52,373
                                                                ---------------

               INFORMATION TECHNOLOGY (9.7%)
               -----------------------------
               COMMUNICATIONS EQUIPMENT (1.0%)
       335,900 Cisco Systems, Inc. *                              $       5,969
                                                                ---------------
               COMPUTER HARDWARE (2.1%)
       195,300 Hewlett-Packard Co.                                        7,476
        46,900 International Business Machines Corp.                      4,360
                                                                ---------------
                                                                         11,836
                                                                ---------------
               COMPUTER STORAGE & PERIPHERALS (1.0%)
       124,300 EMC Corp. *                                                1,464
        90,200 Gemalto NV *(a)                                            2,525
       115,500 Western Digital Corp. *                                    1,906
                                                                ---------------
                                                                          5,895
                                                                ---------------
               DATA PROCESSING & OUTSOURCED SERVICES (0.8%)
        57,600 Computer Sciences Corp. *                                  1,737
       281,757 Computershare Ltd. (a)                                     1,580
        39,400 Hewitt Associates, Inc. "A" *                              1,099
                                                                ---------------
                                                                          4,416
                                                                ---------------
               ELECTRONIC EQUIPMENT & INSTRUMENTS (0.5%)
       513,000 Hitachi Ltd. (a)                                           2,382
        98,000 Nippon Electric Glass Co. Ltd. (a)                           603
                                                                ---------------
                                                                          2,985
                                                                ---------------
               IT CONSULTING & OTHER SERVICES (0.9%)
       149,600 Accenture Ltd. "A"                                         4,944
                                                                ---------------
               OFFICE ELECTRONICS (0.2%)
       137,000 Konica Minolta Holdings, Inc. (a)                            892
                                                                ---------------
               SEMICONDUCTORS (0.5%)
        78,400 Broadcom Corp. "A" *                                       1,339
       191,250 Taiwan Semiconductor Manufacturing Co. Ltd. ADR            1,580
                                                                ---------------
                                                                          2,919
                                                                ---------------
               SYSTEMS SOFTWARE (2.7%)
       224,391 Microsoft Corp.                                            5,011
       413,200 Oracle Corp. *                                             7,557
        49,500 Sybase, Inc. *                                             1,318
       102,000 Symantec Corp. *                                           1,283
                                                                ---------------
                                                                         15,169
                                                                ---------------
               Total Information Technology                              55,025
                                                                ---------------

               MATERIALS (5.2%)
               ----------------
               DIVERSIFIED CHEMICALS (0.5%)
        89,700 BASF AG (a)                                                3,014
                                                                ---------------
               DIVERSIFIED METALS & MINING (1.9%)
       406,600 BHP Billiton plc (a)                                       6,901
        87,100 Rio Tinto plc (a)                                          4,062
                                                                ---------------
                                                                         10,963
                                                                ---------------
               FERTILIZERS & AGRICULTURAL CHEMICALS (1.6%)
       285,830 Israel Chemicals Ltd. (ICL) (a)                            2,846
        20,900 Potash Corp. of Saskatchewan, Inc.                         1,779
        17,100 Syngenta AG (a)                                            3,189
        53,500 Yara International ASA (a)                                 1,117
                                                                ---------------
                                                                          8,931
                                                                ---------------
================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  6

================================================================================

                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------
               PAPER PACKAGING (0.4%)
       582,000 Amcor Ltd. (a)                                     $       2,251
                                                                ---------------
               PAPER PRODUCTS (0.3%)
        88,100 International Paper Co.                                    1,517
                                                                ---------------
               SPECIALTY CHEMICALS (0.3%)
        62,900 Koninklijke DSM N.V. (a)                                   1,750
                                                                ---------------
               STEEL (0.2%)
        72,850 AK Steel Holding Corp.                                     1,014
                                                                ---------------
               Total Materials                                           29,440
                                                                ---------------

               TELECOMMUNICATION SERVICES (4.3%)
               ---------------------------------
               INTEGRATED TELECOMMUNICATION SERVICES (2.3%)
       135,100 France Telecom S.A. (a)                                    3,409
       390,438 Telefonica S.A. (a)                                        7,222
       875,000 Telstra Corp. Ltd. (a)                                     2,402
                                                                ---------------
                                                                         13,033
                                                                ---------------
               WIRELESS TELECOMMUNICATION SERVICES (2.0%)
       132,200 America Movil S.A.B. de C.V. ADR "L"                       4,090
       826,000 China Mobile Ltd. (a)                                      7,248
                                                                ---------------
                                                                         11,338
                                                                ---------------
               Total Telecommunication Services                          24,371
                                                                ---------------

               UTILITIES (4.9%)
               ----------------
               ELECTRIC UTILITIES (3.2%)
        42,400 American Electric Power Co., Inc.                          1,383
        75,600 DPL, Inc.                                                  1,724
       208,100 Drax Group plc (a)                                         1,935
       374,058 EDP-Energias de Portugal (a)                               1,289
       884,000 Enel S.p.A. (a)                                            5,934
        35,000 Entergy Corp.                                              2,732
        75,864 Fortum Oyj (a)                                             1,867
        60,600 Scottish & Southern Energy plc (a)                         1,188
                                                                ---------------
                                                                         18,052
                                                                ---------------
               GAS UTILITIES (0.5%)
        64,000 Gaz de France S.A. (a)                                     2,850
        25,000 Tokyo Gas Co. Ltd. (a)                                       109
                                                                ---------------
                                                                          2,959
                                                                ---------------
               INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
       395,900 Iberdrola Renewables S.A. *(a)                             1,205
                                                                ---------------
               MULTI-UTILITIES (1.0%)
       609,800 Centrica plc (a)                                           2,998
        63,000 Dominion Resources, Inc.                                   2,286
                                                                ---------------
                                                                          5,284
                                                                ---------------
               Total Utilities                                           27,500
                                                                ---------------
               Total Common Stocks (cost: $680,054)                     538,579
                                                                ---------------

               PREFERRED SECURITIES (2.6%)

               ENERGY (0.9%)
               -------------
               INTEGRATED OIL & GAS (0.9%)
      499,500  Petroleo Brasileiro S.A.                                   5,374
                                                                ---------------
               Total Energy                                               5,374
                                                                ---------------
================================================================================
7  |  USAA CAPTIAL GROWTH FUND

================================================================================

                                                                         MARKET
       NUMBER                                                             VALUE
    OF SHARES  SECURITY                                                   (000)
 ------------------------------------------------------------------------------
               MATERIALS (1.7%)
               ----------------
               STEEL (1.7%)
       504,000 Cia Vale Rio Doce                                  $       5,909
       548,600 Gerdau S.A.                                                3,545
                                                                ---------------
               Total Materials                                            9,454
                                                                ---------------
               Total Preferred Securities (cost: $21,341)                14,828
                                                                ---------------
               Total Equity
               Securities
               (cost: $701,395)                                         553,407
                                                                ---------------


               MONEY MARKET INSTRUMENTS (3.3%)

               MONEY MARKET FUNDS (3.3%)
    18,820,817 State Street Institutional Liquid Reserves, 2.40%
                 (b)(cost:  $18,821)                                     18,821
                                                                ---------------


               TOTAL INVESTMENTS (COST: $720,216)               $       572,228
                                                                ===============



================================================================================
                                                  PORTFOLIO OF INVESTMENTS  |  8

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

October 31, 2008 (unaudited)


GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is a management investment company organized as a Delaware statutory trust consisting of 45 separate funds. The information presented in this quarterly report pertains only to the USAA Capital Growth Fund (the Fund), which is classified as diversified under the 1940 Act.

A. SECURITY VALUATION - The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the exchange is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the Nasdaq over-the-counter markets are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an affiliate of the Fund, and the Fund's subadviser, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadviser has agreed to notify the Manager of significant events it identifies that would materially affect the value of the Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE. Fair valuation of affected foreign equity securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, commingled, or other funds, other than ETFs, are valued at their NAV at the end of each business day.
================================================================================
9  |  USAA CAPITAL GROWTH FUND

================================================================================

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Repurchase agreements are valued at cost, which approximates market value.

6. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the Fund, are valued in good faith at fair value, using methods determined by the Manager in consultation with the Fund's subadviser, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B.FAIR VALUE MEASUREMENTS - Effective August 1, 2008, the Fund adopted Statement of Financial Accounting Standards (SFAS) No. 157, "Fair Value Measurements" (SFAS 157). This standard clarifies the definition of fair value, establishes a framework for measuring fair value, and requires additional disclosures about the use of fair value measurements.

SFAS 157 defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, and establishes a three-level valuation hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 - inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 - inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 - inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Fund's own assumptions in determining the fair value.

The inputs or methodology used for valuing securities is not necessarily an indication of the risk associated with investing in those securities.
================================================================================
                                        NOTES TO PORTFOLIO OF INVESTMENTS  |  10

================================================================================

The following is a summary of the inputs used as of October 31, 2008, in valuing the Fund's assets carried at fair value:

Valuation Inputs                                      Investments in Securities
--------------------------------------------------------------------------------
Level 1 - Quoted Prices                                            $316,048,000
Level 2 - Other Significant Observable Inputs                       256,180,000
Level 3 - Significant Unobservable Inputs                                     -
--------------------------------------------------------------------------------
Total                                                              $572,228,000
--------------------------------------------------------------------------------

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements. As of October 31, 2008, the Fund did not invest in any repurchase agreements.

D. LENDING OF PORTFOLIO SECURITIES - The Fund, through its third-party securities-lending agent, Wachovia Global Securities Lending, may lend its securities to qualified financial institutions, such as certain broker-dealers, to earn additional income. The borrowers are required to secure their loans continuously with cash collateral in an amount at least equal to the fair value of the securities loaned, initially in an amount at least equal to 102% of the fair value of domestic securities loaned and 105% of the fair value of international securities loaned. Cash collateral is invested in high-quality short-term investments. Risks to the Fund in securities-lending transactions are that the borrower may not provide additional collateral when required or return the securities when due, and that the value of the short-term investments will be less than the amount of cash collateral required to be returned to the borrower. As of October 31, 2008, the Fund did not have any securities on loan.

E. As of October 31, 2008, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of October 31, 2008, were $8,285,000 and $156,273,000, respectively, resulting in net unrealized depreciation of $147,988,000.

F. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $565,825,000 at October 31, 2008, and, in total, may not equal 100%. A category percentage of 0.0% represents less than 0.1% of net assets. Investments in foreign securities were 52.5% of net assets at October 31, 2008.

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS
ADR American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S. dollars.

================================================================================
11  |  USAA CAPITAL GROWTH FUND

================================================================================

SPECIFIC NOTES
(a) Security was fair valued at October 31, 2008, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(b) Rate represents the money market fund annualized seven-day yield at October 31, 2008.
 *      Non-income-producing security.


================================================================================
                                        NOTES TO PORTFOLIO OF INVESTMENTS  |  12



ITEM 2.  CONTROLS AND PROCEDURES

The principal executive officer and principal financial officer of USAA Mutual Funds Trust (Trust) have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

There were no significant changes or corrective actions with regard to significant deficiencies or material weaknesses in the Trust's internal controls or in other factors that could significantly affect the Trust's internal controls subsequent to the date of their evaluation.



ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.




                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended October 31, 2008

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Assistant Secretary

Date:    12/19/2008
         ------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    12/19/2008
         ------------------------------


By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    12/19/2008
         ------------------------------


*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.